Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Total (in thousands)			Compensation Actually Paid (in thousands)			Value of Initial Fixed $100 Investment Based on: (4)			Revenue Growth (%) (5)
Year	PEO 1 ($) (1)	PEO 2 ($) (1)	Average of Non-PEO NEOs ($) (1)	PEO 1 ($) (1)(2)(3)	PEO 2 ($) (1)(2)(3)	Average of Non-PEO NEOs ($) (1)(2)(3)	TSR ($)	Peer Group TSR ($)	Net Loss (in thousands) ($)
2025	9,047	—	1,962	40,664	—	6,939	182.85	124.75	(15,703)	20.2%
2024	8,848	2,476	2,227	12,097	10,438	4,708	92.07	93.49	(9,964)	17.8%
2023	—	5,535	1,951	—	2,877	548	38.60	95.89	(21,716)	14.7%
2022	—	4,398	1,517	—	5,382	1,428	55.20	89.07	(28,948)	12.5%
2021	—	5,361	1,821	—	289	386	52.35	100.02	(26,985)	15.4%

Company Selected Measure Name	Adjusted Revenue Growth
Named Executive Officers, Footnote	Michael Dale (“PEO 1”) assumed the role as the current Principal Executive Officer (“PEO”) on August 8, 2024. Karen Zaderej (“PEO 2”) was the Company’s PEO for each of the years presented until August 8, 2024. The Non-PEO NEOs for each of the years presented are as follows:

2021	2022	2023	2024	2025
Peter Mariani	Peter Mariani	Nir Naor	Nir Naor	Lindsey Hartley
Maria Martinez	Bradly Ottinger	Erick DeVinney	Marc Began	Marc Began
Eric Sandberg	Michael Donovan	Michael Donovan	Erick DeVinney	Erick DeVinney
Angelo Scopelianos	Angelo Scopelianos	Angelo Scopelianos	Jens Kemp	Jens Kemp
	Eric Sandberg	Peter Mariani		Nir Naor

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table uses the Nasdaq Biotechnology Index, which we use in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2025 Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2020 through December 31, 2025 in the Company and in the Nasdaq Biotechnology Index. Historical stock performance is not necessarily indicative of future performance.
Adjustment To PEO Compensation, Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s PEOs and NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in Note (3) below.Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	NEOs	Summary Compensation Total (in thousands) ($)	Exclusion of Stock Awards and Option Awards (in thousands) ($)	Inclusion of Equity Values (in thousands) ($) (a)	Compensation Actually Paid (in thousands) ($)
2025	PEO 1	9,047	(7,343)	38,960	40,664
	Average of Non-PEO NEOs	1,962	(1,352)	6,329	6,939
2024	PEO 1	8,848	(8,025)	11,274	12,097
	PEO 2	2,476	—	7,962	10,438
	Average of Non-PEO NEOs	2,227	(1,382)	3,863	4,708
2023	PEO 2	5,535	(4,045)	1,387	2,877
	Average of Non-PEO NEOs	1,951	(1,125)	(278)	548
2022	PEO 2	4,398	(3,546)	4,530	5,382
	Average of Non-PEO NEOs	1,517	(974)	884	1,428
2021	PEO 2	5,361	(4,204)	(868)	289
	Average of Non-PEO NEOs	1,821	(1,237)	(199)	386
The amounts in the Inclusion of Equity Values column are derived from the amounts set forth in the following table:

		Year-End Fair Value of Equity Awards Granted During the Year that Remained Unvested as of Last Day of the Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Awards ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During the Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During the Year of Non-PEO NEOs ($)	Total ($)
Year	NEOs	(in thousands)
2025	PEO 1	17,272	16,760	4,928	—	38,960
	Average of Non-PEO NEOs	3,311	3,029	483	(494)	6,329
2024	PEO 1	11,274	—	—	—	11,274
	PEO 2	—	7,957	142	(137)	7,962
	Average of Non-PEO NEOs	2,762	1,057	44	—	3,863
2023	PEO 2	3,326	(1,608)	(331)	—	1,387
	Average of Non-PEO NEOs	614	(265)	(85)	(542)	(278)
2022	PEO 2	4,477	121	(68)	—	4,530
	Average of Non-PEO NEOs	941	39	(15)	(81)	884
2021	PEO 2	778	(1,625)	(21)	—	(868)
	Average of Non-PEO NEOs	339	(528)	(10)	—	(199)

Non-PEO NEO Average Total Compensation Amount	$ 1,962,000	$ 2,227,000	$ 1,951,000	$ 1,517,000	$ 1,821,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,939,000	4,708,000	548,000	1,428,000	386,000
Adjustment to Non-PEO NEO Compensation Footnote	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s PEOs and NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in Note (3) below.Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	NEOs	Summary Compensation Total (in thousands) ($)	Exclusion of Stock Awards and Option Awards (in thousands) ($)	Inclusion of Equity Values (in thousands) ($) (a)	Compensation Actually Paid (in thousands) ($)
2025	PEO 1	9,047	(7,343)	38,960	40,664
	Average of Non-PEO NEOs	1,962	(1,352)	6,329	6,939
2024	PEO 1	8,848	(8,025)	11,274	12,097
	PEO 2	2,476	—	7,962	10,438
	Average of Non-PEO NEOs	2,227	(1,382)	3,863	4,708
2023	PEO 2	5,535	(4,045)	1,387	2,877
	Average of Non-PEO NEOs	1,951	(1,125)	(278)	548
2022	PEO 2	4,398	(3,546)	4,530	5,382
	Average of Non-PEO NEOs	1,517	(974)	884	1,428
2021	PEO 2	5,361	(4,204)	(868)	289
	Average of Non-PEO NEOs	1,821	(1,237)	(199)	386
The amounts in the Inclusion of Equity Values column are derived from the amounts set forth in the following table:

		Year-End Fair Value of Equity Awards Granted During the Year that Remained Unvested as of Last Day of the Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Awards ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During the Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During the Year of Non-PEO NEOs ($)	Total ($)
Year	NEOs	(in thousands)
2025	PEO 1	17,272	16,760	4,928	—	38,960
	Average of Non-PEO NEOs	3,311	3,029	483	(494)	6,329
2024	PEO 1	11,274	—	—	—	11,274
	PEO 2	—	7,957	142	(137)	7,962
	Average of Non-PEO NEOs	2,762	1,057	44	—	3,863
2023	PEO 2	3,326	(1,608)	(331)	—	1,387
	Average of Non-PEO NEOs	614	(265)	(85)	(542)	(278)
2022	PEO 2	4,477	121	(68)	—	4,530
	Average of Non-PEO NEOs	941	39	(15)	(81)	884
2021	PEO 2	778	(1,625)	(21)	—	(868)
	Average of Non-PEO NEOs	339	(528)	(10)	—	(199)

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between Compensation Actually Paid, Company TSR and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs and the Company’s cumulative TSR over the five most recently completed fiscal years. The chart also compares the Company’s TSR to that of the Peer Group over the same period.

Compensation Actually Paid vs. Net Income
Description of Relationship Between Compensation Actually Paid and Net Loss
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs and our Net Loss during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure	scription of Relationship Between Compensation Actually Paid and Revenue Growth
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs and our Revenue Growth during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between Compensation Actually Paid, Company TSR and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs and the Company’s cumulative TSR over the five most recently completed fiscal years. The chart also compares the Company’s TSR to that of the Peer Group over the same period.

Tabular List, Table

2025 Most Important Performance Measures
•Revenue growth
•Total shareholder return
•BLA license for Avance Nerve Graft application approval

Total Shareholder Return Amount	$ 182.85	92.07	38.60	55.20	52.35
Peer Group Total Shareholder Return Amount	124.75	93.49	95.89	89.07	100.02
Net Income (Loss)	$ (15,703,000)	$ (9,964,000)	$ (21,716,000)	$ (28,948,000)	$ (26,985,000)
Company Selected Measure Amount	0.202	0.178	0.147	0.125	0.154
Measure:: 1
Pay vs Performance Disclosure
Name	•Revenue growth
Non-GAAP Measure Description	Revenue Growth was determined to be the most important financial performance measure in 2025, 2024 and 2023 used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs. We may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted Revenue Growth was determined to be the most important financial performance measure in 2022 and 2021. We define Adjusted Revenue Growth as the annual growth of our total revenues excluding revenues from our Avive product, the market availability of which we voluntarily suspended in June 2021.
Measure:: 2
Pay vs Performance Disclosure
Name	•Total shareholder return
Measure:: 3
Pay vs Performance Disclosure
Name	•BLA license for Avance Nerve Graft application approval
PEO 1 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,047,000	$ 8,848,000	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 40,664,000	12,097,000	0	0	0
PEO Name	Michael Dale
PEO 2 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	2,476,000	5,535,000	4,398,000	5,361,000
PEO Actually Paid Compensation Amount	$ 0	10,438,000	2,877,000	5,382,000	289,000
PEO Name	Karen Zaderej
PEO | PEO 1 [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,343,000)	(8,025,000)
PEO | PEO 1 [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,960,000	11,274,000
PEO | PEO 1 [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,272,000	11,274,000
PEO | PEO 1 [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,760,000	0
PEO | PEO 1 [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,928,000	0
PEO | PEO 1 [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | PEO 2 [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(4,045,000)	(3,546,000)	(4,204,000)
PEO | PEO 2 [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,962,000	1,387,000	4,530,000	(868,000)
PEO | PEO 2 [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	3,326,000	4,477,000	778,000
PEO | PEO 2 [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,957,000	(1,608,000)	121,000	(1,625,000)
PEO | PEO 2 [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		142,000	(331,000)	(68,000)	(21,000)
PEO | PEO 2 [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(137,000)	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,352,000)	(1,382,000)	(1,125,000)	(974,000)	(1,237,000)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,329,000	3,863,000	(278,000)	884,000	(199,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,311,000	2,762,000	614,000	941,000	339,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,029,000	1,057,000	(265,000)	39,000	(528,000)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	483,000	44,000	(85,000)	(15,000)	(10,000)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (494,000)	$ 0	$ (542,000)	$ (81,000)	$ 0